Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventories [Abstract]
Inventories	$ 1,428	$ 1,995
Bunkers [Member]
Inventories [Abstract]
Inventories	0	392
Lubricants [Member]
Inventories [Abstract]
Inventories	$ 1,428	$ 1,603